Related Party Transactions	3 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Syncona LLP
The Company previously had an agreement with Syncona LLP, an investor in the Company, pursuant to which the Company was charged for services including director compensation fees. The agreement terminated effective as of the Company's IPO. For the three months ended December 31, 2018, the Company paid nominal fees to Syncona. The Company recorded expenses totaling $60,000 $56,000, and $0.2 million for the years ended September 30, 2018, 2017, and 2016, respectively, which are included in general and administrative expenses. As of September 30, 2018 and 2017 there was $13,000 and $3,000 included in accrued expenses on the Company’s balance sheets related to the arrangement with Syncona LLP, respectively. There were no accrued expenses on the Company’s balance sheet at December 31, 2018.
University College London and Related Entities
The Company, under various agreements, received research and development, office and consulting services from the University College London (“UCL”) and its subsidiaries. UCL is a shareholder of the Company through UCLB. As of September 30, 2018, UCL is no longer a principal shareholder of the Company and, as a result, the Company no longer considers UCL a related party for reporting purposes.

For the years ended September 30, 2018, the Company recorded research and development expenses from arrangements with UCL totaling $0.7 million and $2.4 million, respectively, of which $40,000 and $1.5 million represented license fees for the years ended September 30, 2017 and 2016, respectively. As of September 30, 2017, there was $0.2 million included in accrued expenses and accounts payable on the Company’s balance sheet related to the arrangement with UCL.

Arix Bioscience
The Company previously had an agreement with Arix Bioscience Holdings Limited ("Arix"), an investor of the Company, pursuant to which the Company was charged for director compensation fees. The agreement terminated effective as of the Company's IPO. There were no expenses for the three months ended December 31, 2018. The Company recorded expenses totaling $18,000, $20,000, and $11,000 for the years ended September 30, 2018, 2017, and 2016, respectively. As of December 31, 2018 and September 30, 2018, there were no outstanding balances. As of September 30, 2017, there was $2,000 included in accrued expenses on the Company’s balance sheet.
Kapil Dhingra, M.D.,
The Company entered into a consulting agreement with Dr. Kapil Dhingra, a member of its board of directors, in November 2014, pursuant to which he has agreed to provide up to nine days of healthcare consulting services to the Company. Dr. Dhingra receives an annual fee of £10,000 under the terms of the agreement. Subject to mutual agreement between the Company and Dr. Dhingra, he may provide services to the Company beyond the nine days, in which case the Company has agreed to pay Dr. Dhingra an additional fee of £1,111 per day. As of December 31, 2018 and September 30, 2018 and 2017, there was $3,000, $46,000, and $32,000 included in accrued expenses on the Company’s balance sheet.